Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of accrued liabilities

	December 31,	December 31,
	2024	2023
Accrued wages and benefits	$206,041	$343,511
Accrued interest	96,793	33,245
Accrued operating expense	277,873	115,037
Accrued construction expense	—	390,825
Warranty reserve	213,546	192,894
Total	$794,253	$1,075,512

Twin Vee Powercarsco [Member]
Schedule of accrued liabilities

	September 30,	December 31,
	2025	2024
Accrued wages and benefits	$148,892	$206,041
Accrued interest	88,086	96,793
Accrued operating expense	139,017	277,873
Warranty Reserve	223,049	213,546

Total	$599,044	$794,253